FAIR VALUE MEASUREMENT - Interest rate swap (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 23,351	$ 5,547
Total derivatives liability	10,755	12,322
Derivative assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	22,178	5,097
Derivative assets - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	1,173	450
Derivative liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	10,753	10,127
Derivative liabilities - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 2	25
Derivative liabilities - current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability		329
Derivative liabilities - non-current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability		$ 1,841